Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Schedule of Stock Options - Stock Options [Member] - USD ($)			3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2023
Schedule of Stock Options [Line Items]
Number of Shares, ending	1,904,830	1,392,654	1,366,865	1,904,830
Weighted Average Exercise Price, ending	$ 1.63	$ 3.3	$ 1.88	$ 1.63
Total Intrinsic Value, ending	$ 94,239	$ 670,161		$ 94,239
Weighted Average Remaining Contractual Life, ending	8 years 4 months 24 days	8 years 2 months 12 days	7 years 8 months 12 days	8 years 4 months 24 days
Number of Shares, Options vested and exercisable	861,177		908,224	861,177
Weighted Average Exercise Price, Options vested and exercisable	$ 2.23		$ 1.9	$ 2.23
Total Intrinsic Value, Options vested and exercisable	$ 94,239			$ 94,239
Weighted Average Remaining Contractual Life, Options vested and exercisable			7 years	7 years 1 month 6 days
Number of Shares, Granted				962,154
Weighted Average Exercise Price, Granted				$ 0.48
Total Intrinsic Value, Granted
Number of Shares, Forfeited / cancelled			(537,965)	(404,058)
Weighted Average Exercise Price, Forfeited / cancelled			$ 0.99	$ 4.87
Total Intrinsic Value, Forfeited / cancelled
Number of Shares, Exercised				(45,920)
Weighted Average Exercise Price, Exercised				$ 0.01
Total Intrinsic Value, Exercised				$ 45,920